Organization and Summary of Significant Accounting Policies - Product Warranties (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Product Warranty Liability [Line Items]
Standard product warranty accrual	$ 38,375,000	$ 42,256,000	$ 47,678,000
Movement in Standard Product Warranty Accrual [Roll Forward]
Beginning balance	42,256,000	47,678,000	53,296,000
Accruals for warranties issued	1,290,000	1,551,000	1,304,000
Changes to estimates of volume and costs	(116,000)	1,234,000	(1,002,000)
Settlements made	(5,055,000)	(8,207,000)	(5,920,000)
Ending balance	38,375,000	42,256,000	47,678,000
Warranty liability, current, beginning balance	8,883,000	8,868,000	8,864,000
Warranty liability, noncurrent, beginning balance	33,388,000	38,814,000	45,258,000
Warranty liability, current, ending balance	8,868,000	8,864,000	8,038,000
Warranty liability, noncurrent, ending balance	29,492,000	33,388,000	38,814,000
Accrued Expenses and Other Current Liabilities
Product Warranty Liability [Line Items]
Standard product warranty accrual	6,400,000	6,100,000	5,500,000
Movement in Standard Product Warranty Accrual [Roll Forward]
Beginning balance	6,100,000	5,500,000
Ending balance	6,400,000	6,100,000	5,500,000
Other Liabilities
Product Warranty Liability [Line Items]
Standard product warranty accrual		700,000	800,000
Movement in Standard Product Warranty Accrual [Roll Forward]
Beginning balance	$ 700,000	800,000
Ending balance		$ 700,000	800,000
IGU
Product Warranty Liability [Line Items]
Standard product warranty term	10 years	10 years
Standard product warranty accrual		$ 5,100,000	2,700,000
Movement in Standard Product Warranty Accrual [Roll Forward]
Beginning balance	$ 5,100,000	2,700,000	0
Ending balance		5,100,000	2,700,000
IGU | Accrued Expenses and Other Current Liabilities
Product Warranty Liability [Line Items]
Standard product warranty accrual	32,000,000	36,200,000	42,100,000
Movement in Standard Product Warranty Accrual [Roll Forward]
Beginning balance	36,200,000	42,100,000
Ending balance	$ 32,000,000	$ 36,200,000	$ 42,100,000
IGUS With Sloped Or Laminated Glass | Minimum
Product Warranty Liability [Line Items]
Standard product warranty term	5 years	5 years
IGUS With Sloped Or Laminated Glass | Maximum
Product Warranty Liability [Line Items]
Standard product warranty term	10 years	10 years
Control System Associated With The Sale Of IGUS
Product Warranty Liability [Line Items]
Standard product warranty term	5 years	5 years